PROPERTY AND EQUIPMENT (Details narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Depreciation expense	$ 8,228	$ 8,228	$ 11,001	$ 5,515
Estimated useful life	5 years		5 years